Schedule of movement of convertible notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Conversion		$ (1,713,587)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2024 balance	$ 29,703
Conversion	(22,580)
June 30, 2025 balance	7,123
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2024 balance	46,377
Conversion
June 30, 2025 balance	$ 46,377